UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03386)

Exact name of registrant as specified in charter:	Putnam Global Health Care Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Global Health Care Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Biotechnology (18.9%)

Acorda Therapeutics, Inc.(NON)	260,900	$6,039,835

Actelion NV (Switzerland)	79,636	2,787,032

Amarin Corp. PLC ADR (Ireland)(NON)	636,000	4,439,280

Amgen, Inc.	212,700	12,317,457

Amylin Pharmaceuticals, Inc.(NON)(S)	294,500	3,180,600

Anthera Pharmaceuticals, Inc.(NON)(S)	407,343	2,370,736

Arqule, Inc.(NON)	593,905	3,331,807

AVEO Pharmaceuticals, Inc.(NON)	308,615	5,215,594

BioMarin Pharmaceuticals, Inc.(NON)(S)	297,900	10,313,298

Celgene Corp.(NON)	582,400	36,737,792

Chelsea Therapeutics International, Ltd.(NON)(S)	542,574	2,821,385

Codexis, Inc.(NON)	270,822	1,305,362

CSL, Ltd. (Australia)	260,287	8,521,469

Dendreon Corp.(NON)(S)	1,026,070	8,865,245

Dyax Corp.(NON)(S)	992,844	1,409,838

Human Genome Sciences, Inc.(NON)(S)	1,202,300	9,221,641

Ironwood Pharmaceuticals, Inc.(NON)	300,039	3,621,471

Medivation, Inc.(NON)	114,200	5,247,490

Onyx Pharmaceuticals, Inc.(NON)	121,000	5,336,100

Pharmasset, Inc.(NON)	90,104	11,802,723

Spectrum Pharmaceuticals, Inc.(NON)	556,500	7,707,525

Synta Pharmaceuticals Corp.(NON)(S)	926,395	3,881,595

United Therapeutics Corp.(NON)(S)	510,400	20,880,464

Vertex Pharmaceuticals, Inc.(NON)	76,200	2,209,038

		179,564,777
Food and staples retail (1.9%)

CVS Caremark Corp.	460,400	17,881,936

		17,881,936
Health-care equipment and supplies (13.6%)

Baxter International, Inc.	856,900	44,267,454

CareFusion Corp.(NON)	77,900	1,930,362

China Kanghui Holdings, Inc. ADR (China)(NON)(S)	96,439	1,470,695

China Medical Technologies, Inc. ADR (China)(NON)(S)	944,800	3,136,736

Covidien PLC (Ireland)	796,800	36,294,240

Medtronic, Inc.	322,100	11,734,103

Microport Scientific Corp. (China)	678,000	368,939

Smith & Nephew PLC (United Kingdom)	305,954	2,801,522

St. Jude Medical, Inc.	218,000	8,379,920

Stryker Corp.	237,300	11,587,359

West Pharmaceutical Services, Inc.	189,600	7,305,288

		129,276,618
Health-care providers and services (15.9%)

Aetna, Inc.	1,062,100	44,417,022

AmerisourceBergen Corp.	497,700	18,489,555

Cardinal Health, Inc.	88,760	3,768,750

CIGNA Corp.	570,900	25,250,907

Coventry Health Care, Inc.(NON)	228,100	7,285,514

Express Scripts, Inc.(NON)	232,100	10,595,365

Fresenius Medical Care AG & Co. KGaA (Germany)	76,542	5,230,372

Fresenius Medical Care AG & Co., KGaA ADR (Germany)(S)	21,210	1,456,703

McKesson Corp.	40,324	3,278,744

Medco Health Solutions, Inc.(NON)	104,400	5,916,348

Quest Diagnostics, Inc.	177,100	10,388,686

Sinopharm Group Co. (China)	310,800	757,837

WellPoint, Inc.	198,500	14,004,175

		150,839,978
Health-care technology (0.2%)

MedAssets, Inc.(NON)	168,300	1,608,948

		1,608,948
Life sciences tools and services (4.6%)

Agilent Technologies, Inc.(NON)	55,500	2,081,250

Complete Genomics, Inc.(NON)	250,780	927,886

Life Technologies Corp.(NON)	439,400	17,017,962

Sequenom, Inc.(NON)(S)	284,000	1,187,120

ShangPharma Corp. ADR (China)(NON)	531,484	5,049,098

Thermo Fisher Scientific, Inc.(NON)	267,000	12,615,750

WuXi PharmaTech (Cayman), Inc. ADR (China)(NON)	354,442	4,253,304

		43,132,370
Personal products (0.2%)

Synutra International, Inc.(NON)	350,824	1,989,172

		1,989,172
Pharmaceuticals (41.9%)

Abbott Laboratories	508,500	27,738,675

Astellas Pharma, Inc. (Japan)	322,500	12,453,553

Auxilium Pharmaceuticals, Inc.(NON)(S)	1,174,400	20,469,792

Bayer AG (Germany)	26,483	1,739,718

Endocyte, Inc.(NON)	244,900	2,520,021

GlaxoSmithKline PLC (United Kingdom)	1,233,839	27,357,102

Hospira, Inc.(NON)	280,900	7,918,571

Johnson & Johnson	1,054,000	68,214,880

Merck & Co., Inc.	1,067,300	38,155,975

Mitsubishi Tanabe Pharma (Japan)	341,800	5,333,643

Novartis AG (Switzerland)	626,234	33,811,867

Pfizer, Inc.	4,356,701	87,438,989

Roche Holding AG (Switzerland)	3,963	630,686

Sanofi (France)	369,169	25,839,103

Sanofi CVR (France)(NON)	2,268,524	2,949,081

Sihuan Pharmaceutical Holdings Group, Ltd. (China)	1,928,000	744,854

Somaxon Pharmaceuticals, Inc.(NON)(S)	1,961,700	1,392,807

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	735,065	29,115,925

Warner Chilcott PLC Class A (Ireland)(NON)	95,300	1,498,116

Watson Pharmaceuticals, Inc.(NON)	42,700	2,759,274

		398,082,632

Total common stocks (cost $820,864,447)		$922,376,431

SHORT-TERM INVESTMENTS (7.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	42,084,325	42,084,325

Putnam Money Market Liquidity Fund 0.10%(e)	22,797,926	22,797,926

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.104%, October 18, 2012(SEGSF)	$2,433,000	2,430,916

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.072%, July 26, 2012(SEGSF)	517,000	516,790

U.S. Treasury Bills with an effective yield of 0.088%, May 3, 2012	200,000	199,924

Total short-term investments (cost $68,029,881)		$68,029,881

TOTAL INVESTMENTS

Total investments (cost $888,894,328)(b)		$990,406,312

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $126,663,382) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	12/21/11	$32,247,039	$32,811,720	$(564,681)
Citibank, N.A.
	British Pound	Buy	12/21/11	28,100,255	28,527,723	(427,468)
	Danish Krone	Buy	12/21/11	15,067,832	15,499,888	(432,056)
Credit Suisse AG
	Japanese Yen	Buy	12/21/11	19,757,759	19,642,157	115,602
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	16,407,214	16,452,737	(45,523)
JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	12/21/11	13,252,995	13,729,157	(476,162)

Total						$(1,830,288)

Key to holding's currency abbreviations
Key to holding's abbreviations
ADR	American Depository Receipts
CVR	Contingent Value Rights

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $948,962,709.
(b)	The aggregate identified cost on a tax basis is $893,047,216, resulting in gross unrealized appreciation and depreciation of $213,180,170 and $115,821,074, respectively, or net unrealized appreciation of $97,359,096.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $42,148,979. The fund received cash collateral of $42,084,325 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management, . Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,496 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $46,188,196 and $33,721,610, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,967,296 to cover certain derivatives contracts.
	ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	United States	76.9%
	Ireland	4.5
	Switzerland	3.9
	United Kingdom	3.2
	Israel	3.1
	France	3.0
	Japan	1.9
	China	1.7
	Australia	0.9
	Germany	0.9

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	The accompanying notes are an integral part of these financial statements.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Managemen does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,945,890 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,847,642.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$19,871,108	$—	$—
Health care	774,127,626	128,377,697	—
Total common stocks	793,998,734	128,377,697	—
Short-term investments	22,797,926	45,231,955	—

Totals by level	$816,796,660	$173,609,652	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,830,288)	$—

Totals by level	$—	$(1,830,288)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$115,602	$1,945,890

Total	$115,602	$1,945,890

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Health Care Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012